ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of estimations of fair value [abstract]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Text Block]

December 31, 2022

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,536,952	Ps.	284,449	Ps.	—	Ps.	2,821,401
Securities issued or secured by other Colombian Government entities		—		194,150		—		194,150
Securities issued or secured by foreign Governments		—		57,600		—		57,600
Securities issued or secured by other financial entities		—		651,807		—		651,807
Securities issued or secured by non-financial sector entities		—		11,349		—		11,349
Others		—		24,580		—		24,580
Total trading investments	Ps.	2,536,952	Ps.	1,223,935	Ps.	—	Ps.	3,760,887
Investments in debt securities at fair value through profit or loss
Others		—		—		1,378		1,378
Total investments in debt securities at fair value through profit or loss	Ps.	2,536,952	Ps.	1,223,935	Ps.	1,378	Ps.	3,762,265
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	12,592,025	Ps.	2,960,847	Ps.	—	Ps.	15,552,872
Securities issued or secured by other Colombian Government entities		510,913		278,335		—		789,248

	Level 1		Level 2		Level 3		Total
Securities issued or secured by foreign Governments		1,622,089		1,774,366		—		3,396,455
Securities issued or secured by central banks		—		194,098		—		194,098
Securities issued or secured by other financial entities		—		1,622,899		5		1,622,904
Securities issued or secured by non-financial sector entities		—		53,807		—		53,807
Others		1,796		850,625		—		852,421
Total investments in debt securities at fair value through OCI	Ps.	14,726,823	Ps.	7,734,977	Ps.	5	Ps.	22,461,805
Total investments in debt securities	Ps.	17,263,775	Ps.	8,958,912	Ps.	1,383	Ps.	26,224,070

Equity securities
Trading equity securities	Ps.	4,040	Ps.	4,338,026	Ps.	1,697,049	Ps.	6,039,115
Investments in equity through OCI		871,149		352		605,231		1,476,732
Total equity securities	Ps.	875,189	Ps.	4,338,378	Ps.	2,302,280	Ps.	7,515,847

Held for trading derivatives
Currency forward	Ps.	—	Ps.	1,227,660	Ps.	—	Ps.	1,227,660
Debt securities forward		—		4,418		—		4,418
Interest rate swap		—		524,528		—		524,528
Currency swap		—		157,747		—		157,747
Currency options		—		127,052		—		127,052
Total held for trading derivatives	Ps.	—	Ps.	2,041,405	Ps.	—	Ps.	2,041,405
Hedging derivatives
Currency forward		—		4,830		—		4,830
Interest rate swap		—		16,024		—		16,024
Total hedging derivatives	Ps.	—	Ps.	20,854	Ps.	—	Ps.	20,854
Other account receivables
Financial assets in concession contracts		—		—		3,507,231		3,507,231
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,507,231	Ps.	3,507,231
Non- financial assets
Biological assets		—		—		212,630		212,630
Investment properties		—		—		880,963		880,963
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,093,593	Ps.	1,093,593
Total assets at fair value on recurring basis	Ps.	18,138,964	Ps.	15,359,549	Ps.	6,904,487	Ps.	40,403,000

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	885,933	Ps.	—	Ps.	885,933
Debt securities forward		—		5,248		—		5,248
Interest rate futures		2,107		—		—		2,107
Interest rate swap		—		608,288		—		608,288
Currency swap		—		112,600		—		112,600
Currency options		—		143,430		—		143,430
Total trading derivatives	Ps.	2,107	Ps.	1,755,499	Ps.	—	Ps.	1,757,606
Hedging derivatives
Currency forward	Ps.	—	Ps.	1,553	Ps.	—	Ps.	1,553
Interest rate swap		—		2,015		—		2,015
Total hedging derivatives	Ps.	—	Ps.	3,568	Ps.	—	Ps.	3,568
Total liabilities at fair value on recurring basis	Ps.	2,107	Ps.	1,759,067	Ps.	—	Ps.	1,761,174

December 31, 2021

	Level 1		Level 2		Level 3		Total
Assets

Trading investments
Securities issued or secured by Colombian Government	Ps.	2,244,069	Ps.	513,883	Ps.	—	Ps.	2,757,952
Securities issued or secured by other Colombian Government entities		—		249,510		—		249,510
Securities issued or secured by foreign Governments		—		150,962		62,901		213,863
Securities issued or secured by other financial entities		—		1,476,476		—		1,476,476
Securities issued or secured by non-financial sector entities		—		9,388		—		9,388
Others		—		34,098		—		34,098
Total trading investments	Ps.	2,244,069	Ps.	2,434,317	Ps.	62,901	Ps.	4,741,287
Investments in debt securities at fair value through profit or loss
Others		—		—		—		—

	Level 1		Level 2		Level 3		Total
Total investments in debt securities at fair value through profit or loss	Ps.	2,244,069	Ps.	2,434,317	Ps.	62,901	Ps.	4,741,287
Investments in debt securities at fair value through OCI
Securities issued or secured by Colombian Government	Ps.	10,638,542	Ps.	5,433,220	Ps.	—	Ps.	16,071,762
Securities issued or secured by other Colombian Government entities		108,028		714,886		—		822,914
Securities issued or secured by foreign Governments		1,324,236		11,408,428		—		12,732,664
Securities issued or secured by central banks		—		1,857,718		—		1,857,718
Securities issued or secured by other financial entities		—		4,186,830		18,094		4,204,924
Securities issued or secured by non-financial sector entities		—		737,710		—		737,710
Others		52,466		1,005,882		7,826		1,066,174
Total investments in debt securities at fair value through OCI	Ps.	12,123,272	Ps.	25,344,674	Ps.	25,920	Ps.	37,493,866
Total investments in debt securities	Ps.	14,367,341	Ps.	27,778,991	Ps.	88,821	Ps.	42,235,153

Equity securities
Trading equity securities	Ps.	6,404	Ps.	3,807,594	Ps.	1,268,576	Ps.	5,082,574
Investments in equity through OCI		1,313,152		4,395		88,588		1,406,135
Total equity securities	Ps.	1,319,556	Ps.	3,811,989	Ps.	1,357,164	Ps.	6,488,709

Held for trading derivatives
Currency forward	Ps.	—	Ps.	851,109	Ps.	—	Ps.	851,109
Debt securities forward		—		1,099		—		1,099
Interest rate swap		—		208,440		—		208,440
Currency swap		—		39,589		—		39,589
Currency options		—		62,191		—		62,191
Index future		481		—		—		481
Total held for trading derivatives	Ps.	481	Ps.	1,162,428	Ps.	—	Ps.	1,162,909
Hedging derivatives
Currency forward		—		6,677		—		6,677
Interest rate swap		—		27,579		—		27,579
Currency swap		—		9,992		—		9,992
Total hedging derivatives	Ps.	—	Ps.	44,248	Ps.	—	Ps.	44,248
Other account receivables
Financial assets in concession contracts		—		—		3,228,480		3,228,480
Total other account receivables designated at fair value	Ps.	—	Ps.	—	Ps.	3,228,480	Ps.	3,228,480
Non- financial assets
Biological assets		—		—		154,986		154,986
Investment properties		—		—		852,935		852,935
Total non- financial assets	Ps.	—	Ps.	—	Ps.	1,007,921	Ps.	1,007,921
Total assets at fair value on recurring basis	Ps.	15,687,378	Ps.	32,797,656	Ps.	5,682,386	Ps.	54,167,420

Liabilities
Trading derivatives
Currency forward	Ps.	—	Ps.	659,871	Ps.	—	Ps.	659,871
Debt securities forward		—		3,014		—		3,014
Index futures		4,972		—		—		4,972
Interest rate swap		—		230,862		—		230,862
Currency swap		—		72,044		—		72,044
Currency options		—		79,147		—		79,147
Total trading derivatives	Ps.	4,972	Ps.	1,044,938	Ps.	—	Ps.	1,049,910
Hedging derivatives
Currency forward	Ps.	—	Ps.	33,160	Ps.	—	Ps.	33,160
Interest rate swap		—		22,653		—		22,653
Total hedging derivatives	Ps.	—	Ps.	55,813	Ps.	—	Ps.	55,813
Total liabilities at fair value on recurring basis	Ps.	4,972	Ps.	1,100,751	Ps.	—	Ps.	1,105,723

	Level 1		Level 2		Level 3		Total
December 31, 2022
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,740,705	Ps.	1,740,705
Non- current assets held for sale		—		—		92,830		92,830
	Ps.	—	Ps.	—	Ps.	1,833,535	Ps.	1,833,535

	Level 1		Level 2		Level 3		Total
December 31, 2021
Impaired collateralized loans	Ps.	—	Ps.	—	Ps.	1,959,513	Ps.	1,959,513
Non- current assets held for sale		—		—		208,426		208,426
	Ps.	—	Ps.	—	Ps.	2,167,939	Ps.	2,167,939

Trading assets in debt securities pledged as collateral

The following is a list of held-for-trading financial assets that are being used as collateral in repo operations, pledged as collateral for transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks.

	December 31, 2022
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by Colombian Government	Ps.	1,803,296	Ps.	137,298	Ps.	—	Ps.	1,940,594
Securities issued or secured by other Colombian Government entities		—		1,006		—		1,006
Securities issued or secured by other financial entities		—		4,980		—		4,980
	Ps.	1,803,296	Ps.	143,284	Ps.	—	Ps.	1,946,580

Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	52,153	Ps.	—	Ps.	—	Ps.	52,153
	Ps.	52,153	Ps.	—	Ps.	—	Ps.	52,153

Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	1,292	Ps.	—	Ps.	—	Ps.	1,292
	Ps.	1,292	Ps.	—	Ps.	—	Ps.	1,292
	Ps.	1,856,741	Ps.	143,284	Ps.	—	Ps.	2,000,025

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2021
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by foreign Governments	Ps.	—	Ps.	36,005	Ps.	—	Ps.	36,005
Securities issued or secured by Colombian Government		1,722,648		253,834		—		1,976,482
Securities issued or secured by other financial entities		—		205,634		—		205,634
	Ps.	1,722,648	Ps.	495,473	Ps.	—	Ps.	2,218,121
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	20,444	Ps.	—	Ps.	—	Ps.	20,444
	Ps.	20,444	Ps.	—	Ps.	—	Ps.	20,444
	Ps.	1,743,092	Ps.	495,473	Ps.	—	Ps.	2,238,565

(*)    Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Investment in debt at FVOCI securities pledged as collateral

	December 31, 2022
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	—	Ps.	39,212	Ps.	—	Ps.	39,212
Securities issued or secured by foreign Governments		1,376,551		275,245		—		1,651,796
Securities issued or secured by Colombian Government		3,718,431		696,435		—		4,414,866
Securities issued or secured by other Colombian Government entities		138,474		37,047		—		175,521
Securities issued or secured by other financial entities		—		89,982		—		89,982
Securities issued or secured by non-financial sector entities		—		32,955		—		32,955
Others		—		163,156		—		163,156
	Ps.	5,233,456	Ps.	1,334,032	Ps.	—	Ps.	6,567,488

	December 31, 2022
	Level 1		Level 2		Level 3		Total
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	10,177	Ps.	—	Ps.	—	Ps.	10,177
	Ps.	10,177	Ps.	—	Ps.	—	Ps.	10,177
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	1,145,747	Ps.	—	Ps.	—	Ps.	1,145,747
	Ps.	1,145,747	Ps.	—	Ps.	—	Ps.	1,145,747
	Ps.	6,389,380	Ps.	1,334,032	Ps.	—	Ps.	7,723,412

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

	December 31, 2021
	Level 1		Level 2		Level 3		Total
Pledged as collateral in money market operations
Securities issued or secured by central banks	Ps.	—	Ps.	37,797	Ps.	—	Ps.	37,797
Securities issued or secured by foreign Governments		1,091,388		143,630		—		1,235,018
Securities issued or secured by Colombian Government		4,659,290		880,629		—		5,539,919
Securities issued or secured by other Colombian Government entities		9,002		59,303		—		68,305
Securities issued or secured by other financial entities		—		435,588		—		435,588
Securities issued or secured by non-financial sector entities		—		4,927		—		4,927
Others		52,466		138,987		—		191,453
	Ps.	5,812,146	Ps.	1,700,861	Ps.	—	Ps.	7,513,007
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government	Ps.	11,155	Ps.	—	Ps.	—	Ps.	11,155
	Ps.	11,155	Ps.	—	Ps.	—	Ps.	11,155
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government	Ps.	912,559	Ps.	18,920	Ps.	—	Ps.	931,479
	Ps.	912,559	Ps.	18,920	Ps.	—	Ps.	931,479
	Ps.	6,735,860	Ps.	1,719,781	Ps.	—	Ps.	8,455,641

(*) Cámara de Riesgo Central de Contraparte (“CRCC”), Banco de la República (“BR”) and Bolsa de Valores de Colombia (“BVC”)

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVOCI [Text Block]

		Favorable		Unfavorable
Methods and Variables	Variation	impact		impact
Comparable multiples / Recent transaction price
EBITDA Number of times	+/-1 x	Ps.	5,039	Ps.	(5,043)
Adjusted discounted cash flow
Growth in residual values after 5 years	+/-1%		250		(217)
	+/- 30 pb		305		(267)
Income	+/-1%		1,790		(1,680)
Discount interest rates	+/- 50 pb		1,078		(976)
		Ps.	8,462	Ps.	(8,183)

Disclosure of Detailed Information About Sensitivity Analysis of Changes on Assumptions Related to Investments Classified as Equity Instruments at FVTPL [Text Block]

The following table includes a sensitivity analysis of main equity securities amounting Ps. 1,602,297. Includes investments in the Nexus Real Estate Capital Funds as of December 31, 2022, classified at FVTPL level 3:

	Scenario 1		Scenario 2
Sensitivity impacts	Ps.	17,951	Ps.	(29,162)
	Ps.	17,951	Ps.	(29,162)

Scenario 1
Increase variable:
Market value (square meter)	+10%
Market income	+10%
Initial capitalization rate	+50 bp
Cash flow discount rate	+50 bp

Scenario 2
Decrease variable:
Market value (square meter)	-10%
Market income	-10%
Initial capitalization rate	-50 bp
Cash flow discount rate	-50 bp

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]

	December 31, 2022				December 31, 2021
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(827,154)	Ps.	1,279,273	Ps.	(788,000)	Ps.	1,232,537
Perpetuity growth rate		746,633		(518,685)		700,340		(483,643)

(*) Perpetuity growth rate in the case of concessions with renewal clauses that are highly likely to be exercised.

Disclosure of detailed information about transfer of fair value between level 1 and 2

December 31, 2022

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	2,826	Ps.	—	Ps.	—	Ps.	1,836,591	Ps.	—	Ps.	—
Securities issued or secured by other Colombian Government entities		—		—		—		287,490		—		—
Securities issued or secured by foreign Governments		—		—		57,600		24,098		—
Securities issued or secured by other financial entities		—		—		—		—		—		6,980
Securities issued or secured by non-financial sector entities		—		—		—						3,955
Others		—		—		—		1,796		52,210		4,460
	Ps.	2,826	Ps.	—	Ps.	57,600	Ps.	2,149,975	Ps.	52,210	Ps.	15,395

December 31, 2021

	Investments in debt						Investments in debt
	securities at FVTPL						securities at FVOCI
	Transfers between:						Transfers between:
	Level 2 to 1		Level 1 to 2		Level 3 to 2		Level 2 to 1		Level 1 to 2		Level 3 to 2
Securities issued or secured by Colombian Government	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	813,196	Ps.	—
Securities issued or secured by other Colombian Government entities		—		—		—		—		193,459		—
Securities issued or secured by other financial entities		—		—		—		—		54,873		—
Others		—		—		—		16,446		—		—
	Ps.	—	Ps.	—	Ps.	—	Ps.	16,446	Ps.	1,061,528	Ps.	—

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]

	Financial assets				Financial assets in
	in debt		Equity		concession		Biological		Investment
	securities		instruments		arrangements		assets		properties
January 1, 2020	Ps.	10,102	Ps.	582,299	Ps.	2,706,030	Ps.	104,857	Ps.	928,566
Changes in fair value recognised in profit or loss (3)		(1,390)		312,121		252,355		15,021		(46,924)
Changes in fair value recognised in OCI		(1,772)		6,960		—		—		9,014
Transfers to/from non-current assets held for sale		—		—		—		—		4,323
Reclassifications		—		108		—		—		11,685
Business combination		—		—		—		—		10,164
Effect of movements in exchange rates		—		—		—		—		(700)
Additions		99,094	(*)	257,457		—		21,285		37,533
Sales / redemptions		(10,685)		—		—		(18,488)		(145,105)
Discontinued operations (1)		—		(370)		—		—		—
Reclassification BAC (1) (2)		—		1,388		—		—		—
December 31, 2020	Ps.	95,349	Ps.	1,159,963	Ps.	2,958,385	Ps.	122,675	Ps.	808,556
Changes in fair value recognised in profit or loss (3)		4,222		173,954		270,095		28,546		22,775
Changes in fair value recognised in OCI		85,096		(6,431)		—		—		7,991
Transfers to/from non-current assets held for sale		—		—		—		—		22,847
Reclassifications		—		—		—		—		4,490
Effect of movements in exchange rates		—		—		—		—		2,964
Additions		—		3,553		—		27,213		77,157
Sales / redemptions		(95,846)		(15,665)		—		(23,448)		(93,845)
Discontinued operations (1)		—		3,403		—		—		—
Reclassification BAC (1) (2)		—		(47)		—		—		—
Transfers from level 2 to level 3		—		73,859		—		—		—
Transfers from level 3 to level 2		—		(35,425)		—		—		—
December 31, 2021	Ps.	88,821	Ps.	1,357,164	Ps.	3,228,480	Ps.	154,986	Ps.	852,935
Changes in fair value recognised in profit or loss (3)		(58,845)		80,408		278,751		56,859		55,930
Changes in fair value recognised in OCI		671,348		16,613		—		—		797
Transfers to/from non-current assets held for sale		—		—		—		—		31,184
Reclassifications		—		—		—		—		(4,493)
Effect of movements in exchange rates		—		—		—		—		2,282
Additions		227,854		918,046		—		28,368		70,081
Sales / redemptions		(783,552)		(13,062)		—		(27,583)		(127,753)
Discontinued operations (1)		—		1		—		—		—
Loss of control in subsidiary (1)		(71,248)		(56,599)		—		—		—
Transfers from level 3 to level 2		(72,995)		(291)		—		—		—
December 31, 2022	Ps.	1,383	Ps.	2,302,280	Ps.	3,507,231	Ps.	212,630	Ps.	880,963

(*)      For the 12 months ended as of December 31, 2020 this addition of Ps.257,457 corresponds to: the initial value of the Private Equity Fund Nexus Inmobiliario del Banco de Occidente and Fiduciaria de Occidente for Ps.250,768 and Ps.6,689 refers to new investments in instruments of equity held for trading (shares) of Multibank.

(1)      See note 1.1 “Discontinued operations of BAC Holding”

(2)      Correspond to reclassification for comparability of the movements of BAC Holding consider the deconsolidation of this entity during year 2022.

(3)      Included in a) securities in “Net trading income” line; b) financial assets in concession arrangements in “Net income from other financial instruments mandatorily at fair value through profit or loss” line; and c) Biological assets and Investment properties in “Income from sales of goods and services” line.

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]

	December 31, 2022				December 31, 2021
	Carrying		Fair Value		Carrying		Fair Value
	Amount		Estimate		Amount		Estimate
Assets
Investments in debt securities at amortized cost (1)	Ps.	9,771,492	Ps.	9,744,533	Ps.	5,775,070	Ps.	5,711,378
Net credit portfolio at amortized cost (2)		179,115,847		180,119,474		220,297,825		222,142,713
Total financial assets	Ps.	188,887,339	Ps.	189,864,007	Ps.	226,072,895	Ps.	227,854,091

Liabilities
Customer deposits (3)	Ps.	173,341,149	Ps.	173,929,783	Ps.	234,470,422	Ps.	235,505,912
Financial obligations (4)		72,116,775		68,429,431		73,282,326		72,891,434
Total financial liabilities	Ps.	245,457,924	Ps.	242,359,214	Ps.	307,752,748	Ps.	308,397,346

(1) Financial assets at amortized cost

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1; securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2 and level 3.

(2) Credit portfolio at amortized cost

For credit portfolio at amortized cost, the fair value was determined using discounted cash flows models at zero coupon bond, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivable and payable are classified as short-term assets and liabilities; in consequence, their fair value is similar to their book value.

(3) Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, their fair value is deemed equal to their carrying value. For fixed-term deposits with maturities of more than 180 days, their fair value was estimated using the carrying discounted cash flow models and the interest rates offered by banks in accordance with their maturity. This is considered as a level 2 valuation.

(4) Financial obligations

For financial liabilities and other short-term liabilities, the carrying value was considered to be similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.